Financial Highlights - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[1],[2]
Financial Highlights
Net Asset Value, Beginning of Period		$ 5.22	$ (1.60)
Income from Investment Operations
Net investment income/(loss)	[3]	(0.26)	(0.27)
Recognition of conversion of SAFE note liabilities to Common Shares			2.33
Change in unrealized fair value of warrants (see Note 4)		0.32	0.13
Change in unrealized fair value on SAFE note liabilities			0.06
Change in unrealized fair value on investments		(0.44)	(2.61)
Total income/(loss) from investment operations and recognition of conversion of SAFE note liabilities to Common Shares		(0.38)	(0.36)
Distributions to Shareholders
From net investment income
From return of capital
Total distributions
Effect of shares issued from SAFE note conversion to Common Shares			7.18
Increase/(Decrease) in Net Asset Value		(0.38)	6.82
Net Asset Value, End of Period		$ 4.84	$ 5.22
Total Return	[4]	(7.29%)	426.08%	[5]
Supplemental Data and Ratios
Net assets attributable to common shares, end of period (000s)		$ 52,624	$ 56,764
Ratio of expenses to average net assets	[6]	(5.92%)	(5.13%)
Ratio of net investment income to average net assets	[6]	(5.25%)	(4.82%)
Portfolio turnover rate	[7]	0.09%	0.24%

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period.
[3]	Calculated using the average shares method.
[4]	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or the sale of Fund shares. Returns for period less than a year are not annualized.
[5]	Total return has been calculated using the absolute value of the initial Net Asset Value due to a negative Net Asset Value as of January 1, 2022. The total return for the fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the year ended December 31, 2022.
[6]	Ratios do not include expenses of underlying private investments in which the Fund invests.
[7]	Portfolio turnover rate is calculated using the lesser of year-to-date sales or year-to-date purchases over the average of the invested assets at fair value for the periods reported. Ratio is not annualized.